Notes to Cash Flows - Parent	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes to Cash Flows
34. NOTES TO CASH FLOWS
Changes in liabilities arising from financing activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the Consolidated Statement of Changes in Equity.

						Group
	Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total
2022	£m	£m	£m	£m	£m	£m
At 1 January	31,580	2,228	2,191	134	—	36,133
Proceeds from issue of debt securities	8,667	—	—	—	—	8,667
Repayment of debt securities	(4,482)	—	—	—	—	(4,482)
Repayment of subordinated liabilities	—	(40)	—	—	—	(40)
Issue of other equity instruments	—	—	750	—	—	750
Repurchase of other equity instruments	—	—	(750)	—	—	(750)
Principal elements of lease payments	—	—	—	(26)	—	(26)
Dividends paid	—	—	—	—	(1,173)	(1,173)
Liability-related other changes	(1,282)	2	5	21	—	(1,254)
Non-cash changes:
– Unrealised foreign exchange	1,893	190	—	—	—	2,083
– Other changes	44	(47)	—	—	1,173	1,169
At 31 December	36,420	2,332	2,196	129	—	41,077

2021
At 1 January	43,679	2,556	2,241	100	—	48,576
Proceeds from issue of debt securities	2,847	—	—	—	—	2,847
Repayment of debt securities	(13,724)	—	—	—	—	(13,724)
Repayment of subordinated liabilities	—	(4)	—	—	—	(4)
Issue of other equity instruments	—	—	450	—	—	450
Repurchase of other equity instruments	—	—	(500)	—	—	(500)
Principal elements of lease payments	—	—	—	(25)	—	(25)
Dividends paid	—	—	—	—	(1,506)	(1,506)
Liability-related other changes	(473)	(4)	—	59	—	(418)
Non-cash changes:
– Unrealised foreign exchange	(930)	14	—	—	—	(916)
– Other changes	181	(334)	—	—	1,506	1,353
At 31 December	31,580	2,228	2,191	134	—	36,133

2020
At 1 January	50,171	3,528	2,241	138	—	56,078
Proceeds from issue of debt securities	5,586	—	—	—	—	5,586
Repayment of debt securities	(12,348)	—	—	—	—	(12,348)
Repayment of subordinated liabilities	—	(939)	—	—	—	(939)
Principal elements of lease payments	—	—	—	(46)	—	(46)
Dividends paid	—	—	—	—	(282)	(282)
Liability-related other changes	(243)	(10)	—	8	—	(245)
Non-cash changes:
– Unrealised foreign exchange	359	(6)	—	—	—	353
– Other changes	154	(17)	—	—	282	419
At 31 December	43,679	2,556	2,241	100	—	48,576

Footnotes to the cash flow statement
Net cash flows from operating activities includes interest received of £6,618m (2021: £4,873m, 2020: £5,176m), interest paid of £2,107m (2021: £1,085m, 2020: £1,900m) and dividends received of £nil (2021: £nil, 2020: £nil).
Total cash outflow for leases was £28m (2021: £28m, 2020: £49m).
Restatements in the consolidated cash flow statement
The presentation of the consolidated cash flow statement has changed to present 'profit before tax' within cash flows from operating activities instead of 'profit after tax'. Prior periods have been restated. As a result, for the year ended 31 December 2021 and 31 December 2020, the adjustment for 'corporation tax charge' in 'non-cash items included in profit' within cash flows from operating activities has been decreased by £497m and £114m respectively.
Following a decision by the IFRS Interpretations Committee in April 2022, Santander UK updated its accounting policy to exclude from cash and cash equivalents Reserves Collateralisation Accounts (RCAs) balances held at the BoE relating to Santander UK’s participation in certain payments schemes. Instead, RCAs balances are classified as restricted balances and included within 'change in operating assets' in the cash flow statement. Prior periods have been restated. As a result, opening cash and cash equivalents at 1 January 2022 and 1 January 2021 have been restated by £1,580m and £985m respectively. At 31 December 2021, cash and cash equivalents were reduced by £1,580m and restricted balances were increased by £1,580m. At 31 December 2020, cash and cash equivalents were reduced by £985m and restricted balances were increased by £985m. The net change in cash and balances at central banks was restated as a result of a decrease in cash inflows from operating activities of £595m in 2021(2020: increase of £95m).
Other matters
As set out in Note 45, during 2022, the non-controlling interests were redeemed. In addition, in 2021, there was a disposal of non-controlling interests of £181m.

Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes to Cash Flows
46.12 NOTES TO CASH FLOWS
Changes in liabilities arising from financing activities
In addition to the changes in equity arising from financing activities, as set out in the Company Statement of Changes in Equity, the table below shows the changes in liabilities arising from financing activities.

	2022						2021
	Balance sheet line item						Balance sheet line item
	Debt securities in issue	Other liabilities at FVTPL(1)	Subordinated liabilities	Other equity instruments	Dividends paid	Total	Debt securities in issue	Other liabilities at FVTPL(1)	Subordinated liabilities	Other equity instruments	Dividends paid	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	6,013	4,190	838	2,191	—	13,232	7,970	1,425	830	2,241	—	12,466
Proceeds from issue of debt securities	—	3,889	—	—	—	3,889	—	2,788	—	—	—	2,788
Repayment of debt securities	(1,446)	—	—	—	—	(1,446)	(1,814)	—	—	—	—	(1,814)
Issue of other equity instruments	—	—	—	750	—	750	—	—	—	450	—	450
Repurchase of other equity instruments	—	—	—	(750)	—	(750)	—	—	—	(500)	—	(500)
Dividends paid	—	—	—	—	(1,156)	(1,156)	—	—	—	—	(1,489)	(1,489)
Liability-related other changes	(14)	(191)	1	5	—	(199)	(28)	(23)	—	—	—	(51)
Non-cash changes:
– Unrealised foreign exchange	339	—	103	—	—	442	(124)	—	8	—	—	(116)
– Other changes	6	—	—	—	1,156	1,162	9	—	—	—	1,489	1,498
At 31 December	4,898	7,888	942	2,196	—	15,924	6,013	4,190	838	2,191	—	13,232
(1) Liability-related other changes for Other liabilities at FVTPL are not part of the changes in liability arising from financing activities.
Footnotes to the cash flow statement
Net cash flows from operating activities includes interest received of £202m (2021: £245m), interest paid of £159m (2021: £240m) and dividends received of £1212m (2021: £1497m).
Restatements in the Company cash flow statement
The presentation of the company cash flow statement has changed to present 'profit before tax' within cash flows from operating activities instead of 'profit after tax'. Prior periods have been restated. As a result, for the year ended 31 December 2021, the adjustment for 'non-cash items included in profit' within cash flows from operating activities has been decreased by £4m.